SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 768,805	$ 1,072,300	$ 931,145
Increase/ (Decrease), Contract with Customer Liability	(303,495)	141,155
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	473,330	638,702	464,613
Increase/ (Decrease), Contract with Customer Liability	(165,372)	174,089
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	39,591	46,729	42,929
Increase/ (Decrease), Contract with Customer Liability	(7,138)	3,800
Advanced Customer Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	255,884	386,869	$ 423,603
Increase/ (Decrease), Contract with Customer Liability	$ (130,985)	$ (36,734)